STATEMENTS OF STOCKHOLDERS' DEFICIT - USD ($)	Preferred Stock Series A [Member]	Preferred Stock Series B [Member]	Common Stock [Member]	Stock Payable [Member]	Share Subscription Receivable [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Oct. 31, 2023	$ 5,000		$ 419,341	$ 32,251	$ (23,750)	$ 41,470,177	$ (42,096,104)	$ (193,085)
Beginning balance, shares at Oct. 31, 2023	5,000,000		419,341,584
Regulation A stock issuances			$ 434	(17,001)		432,995		416,428
Regulation A stock issuances, shares			433,429
Regulation D stock issuances			$ 2,263			523,237		525,500
Regulation D stock issuances, shares			2,262,852
Shares cancelled as per settlement agreement - Vivaris Capital			$ (10,000)		10,000
Shares cancelled as per settlement agreement - Vivaris Capital, shares			(10,000,000)
Stock-based compensation			$ 7,400			1,184,956		1,192,356
Stock-based compensation, shares			7,400,000
Net loss							(3,338,590)	(3,338,590)
Ending balance, value at Oct. 31, 2024	$ 5,000		$ 419,438	15,250	(13,750)	43,611,365	(45,434,694)	(1,397,391)
Ending balance, shares at Oct. 31, 2024	5,000,000		419,437,865
Regulation D stock issuances			$ 29			14,971		15,000
Regulation D stock issuances, shares			29,293
Stock-based compensation			$ 16,125			5,076,432		5,092,557
Stock-based compensation, shares			16,125,000
Net loss							(5,461,393)	(5,461,393)
Shares cancelled as per exchange agreement			$ (360,000)					(360,000)
Shares cancelled as per exchange agreement, shares			(360,000,000)
Series B preferred stock issuances		$ 360				359,640		360,000
Series B preferred stock issuances, shares		360,000
Ending balance, value at Jan. 31, 2025	$ 5,000	$ 360	$ 75,592	15,250	(13,750)	49,062,408	(50,896,087)	(1,751,227)
Ending balance, shares at Jan. 31, 2025	5,000,000	360,000	75,592,158
Beginning balance, value at Oct. 31, 2024	$ 5,000		$ 419,438	15,250	(13,750)	43,611,365	(45,434,694)	(1,397,391)
Beginning balance, shares at Oct. 31, 2024	5,000,000		419,437,865
Net loss								(5,931,459)
Ending balance, value at Apr. 30, 2025	$ 5,000	$ 360	$ 80,150	15,250	(13,750)	49,585,350	(51,366,153)	(1,693,793)
Ending balance, shares at Apr. 30, 2025	5,000,000	360,000	80,150,491
Beginning balance, value at Oct. 31, 2024	$ 5,000		$ 419,438	15,250	(13,750)	43,611,365	(45,434,694)	(1,397,391)
Beginning balance, shares at Oct. 31, 2024	5,000,000		419,437,865
Regulation D stock issuances			$ 22,652	10,000		1,016,348		1,049,000
Regulation D stock issuances, shares			22,652,626
Stock-based compensation			$ 18,705			5,315,232		5,333,937
Stock-based compensation, shares			18,705,000
Net loss							(6,615,496)	(6,615,496)
Shares cancelled as per exchange agreement			$ (360,000)					(360,000)
Shares cancelled as per exchange agreement, shares			(360,000,000)
Series B preferred stock issuances		$ 360				359,640		360,000
Series B preferred stock issuances, shares		360,000
Ending balance, value at Oct. 31, 2025	$ 5,000	$ 360	$ 100,795	25,250	(13,750)	50,302,585	(52,050,190)	(1,629,950)
Ending balance, shares at Oct. 31, 2025	5,000,000	360,000	100,795,491
Beginning balance, value at Jan. 31, 2025	$ 5,000	$ 360	$ 75,592	15,250	(13,750)	49,062,408	(50,896,087)	(1,751,227)
Beginning balance, shares at Jan. 31, 2025	5,000,000	360,000	75,592,158
Regulation D stock issuances			$ 4,558			522,942		527,500
Regulation D stock issuances, shares			4,558,333
Net loss							(470,066)	(470,066)
Ending balance, value at Apr. 30, 2025	$ 5,000	$ 360	$ 80,150	15,250	(13,750)	49,585,350	(51,366,153)	(1,693,793)
Ending balance, shares at Apr. 30, 2025	5,000,000	360,000	80,150,491
Beginning balance, value at Oct. 31, 2025	$ 5,000	$ 360	$ 100,795	25,250	(13,750)	50,302,585	(52,050,190)	(1,629,950)
Beginning balance, shares at Oct. 31, 2025	5,000,000	360,000	100,795,491
Regulation A stock issuances			$ 334	5,000		49,666		55,000
Regulation A stock issuances, shares			333,334
Regulation D stock issuances			$ 500			12,000		12,500
Regulation D stock issuances, shares			500,000
Net loss							(182,069)	(182,069)
Shares issued upon conversion of convertible note			$ 193			47,253		47,446
Shares issued upon conversion of convertible note, shares			193,164
Ending balance, value at Jan. 31, 2026	$ 5,000	$ 360	$ 101,822	30,250	(13,750)	50,411,504	(52,232,259)	(1,697,073)
Ending balance, shares at Jan. 31, 2026	5,000,000	360,000	101,821,989
Beginning balance, value at Oct. 31, 2025	$ 5,000	$ 360	$ 100,795	25,250	(13,750)	50,302,585	(52,050,190)	(1,629,950)
Beginning balance, shares at Oct. 31, 2025	5,000,000	360,000	100,795,491
Net loss								(582,894)
Ending balance, value at Apr. 30, 2026	$ 5,000	$ 360	$ 101,822	85,250	(13,750)	50,493,299	(52,633,084)	(1,961,103)
Ending balance, shares at Apr. 30, 2026	5,000,000	360,000	101,821,989
Beginning balance, value at Jan. 31, 2026	$ 5,000	$ 360	$ 101,822	30,250	(13,750)	50,411,504	(52,232,259)	(1,697,073)
Beginning balance, shares at Jan. 31, 2026	5,000,000	360,000	101,821,989
Net loss							(400,825)	(400,825)
Commitment shares				55,000				55,000
Debt discount - Warrant						81,795		81,795
Ending balance, value at Apr. 30, 2026	$ 5,000	$ 360	$ 101,822	$ 85,250	$ (13,750)	$ 50,493,299	$ (52,633,084)	$ (1,961,103)
Ending balance, shares at Apr. 30, 2026	5,000,000	360,000	101,821,989